Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2023	Mar. 31, 2022
Financial liabilities:
Long-term debt		¥ 2,680,164	¥ 2,756,062
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		83,226,000	68,366,000
Investments		2,050,000	1,519,000
Loans, net of allowance	[1]	93,291,000	89,264,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		64,618,000	58,054,000
Interest-bearing deposits		128,756,000	121,833,000
Due to trust accounts		749,000	390,000
Other short-term borrowings		3,397,000	7,567,000
Long-term debt		12,246,000	9,849,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		83,226,000	68,366,000
Investments		1,915,000	1,466,000
Loans, net of allowance	[1]	94,605,000	90,576,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		64,618,000	58,054,000
Interest-bearing deposits		128,718,000	121,807,000
Due to trust accounts		749,000	390,000
Other short-term borrowings		3,397,000	7,567,000
Long-term debt		11,719,000	9,681,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		66,498,000	50,628,000
Investments		800,000	485,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		16,728,000	17,738,000
Investments		1,115,000	981,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		64,618,000	58,054,000
Interest-bearing deposits		128,718,000	121,807,000
Due to trust accounts		749,000	390,000
Other short-term borrowings		3,397,000	7,567,000
Long-term debt		10,315,000	8,162,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance	[1]	94,605,000	90,576,000
Financial liabilities:
Long-term debt		¥ 1,404,000	¥ 1,519,000

[1]	Loans, net of allowance include items measured at fair value on a nonrecurring basis.